Advances from the Federal Home Loan Bank (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Advances from the Federal Home Loan Bank [Abstract]
2019	$ 52,349
2020	189
2021	142
2022	107
2023	79
2024	59
2025	43
2026-2032	84
Advances from the Federal Home Loan Bank	$ 53,052